Supplemental Expense Information (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Supplemental Expense Information [Abstract]
Research and development expenses	¥ 27,856	¥ 25,042	¥ 25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	¥ 23,861	¥ 26,517	¥ 28,903